INVENTORIES (Tables)	12 Months Ended
Jan. 03, 2021
Inventories [Abstract]
Schedule of inventory current	INVENTORIES:

	January 3, 2021	December 29, 2019

Raw materials and spare parts inventories	$124,243	$152,584
Work in progress	42,590	75,535
Finished goods	561,159	823,933
	$727,992	$1,052,052